SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) (USD $)	12 Months Ended
	Sep. 30, 2014 trust location	Sep. 30, 2013	Sep. 30, 2012
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Number of special-purpose subsidiary trusts	2
Number of full-service bank locations	13
Cash and Cash Equivalents
Maturity period of federal funds sold	1 day
Goodwill
Impairment losses related to goodwill	$ 0	$ 0	$ 0
Building And Building Improvements [Member] | Minimum [Member]
Premises and Equipment
Estimated lives	3 years
Building And Building Improvements [Member] | Maximum [Member]
Premises and Equipment
Estimated lives	40 years
Furniture And Fixtures [Member] | Minimum [Member]
Premises and Equipment
Estimated lives	3 years
Furniture And Fixtures [Member] | Maximum [Member]
Premises and Equipment
Estimated lives	10 years